Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Series B Debentures, Net of Current Maturities [Abstract]
Schedule of series B debentures, net of current maturities
	December 31,
	2019	2020

Series B Debentures	$69,287	$118,778
Less: Current maturities	(9,898)	(19,796)
Less: Unamortized debt discounts and issuance costs	(539)	(306)

	$58,850	$98,676